Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Plan Includes Stock Options and Restricted Stock Units

The following is a summary of, the 2004 Plan, and the 2005 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2010	13,892
Restricted stock units granted	(3,817)
Option and restricted stock units forfeited	2,244

Available for grant at December 31, 2010	12,319
Restricted stock units granted	(6,387)
Option and restricted stock units forfeited	574

Available for grant at December 31, 2011	6,506
Restricted stock units granted	(1,461)
Option and restricted stock units forfeited	291

Available for grant at December 31, 2012	5,336

Summary of Stock Option Activity

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2012	1,849	1.47
Options forfeited	—	—
Options exercised	(152)	1.47

Outstanding at December 31, 2012	1,697	1.47	3.14

Options vested and expected to vest after December 31, 2012	1,697	1.47	3.14

Options exercisable at December 31, 2012	1,697	1.47	3.14

Weighted-Average Assumptions in Calculating Fair Value of Option Granted

The Company used the following weighted-average assumptions for each year in calculating the fair value of the options granted:

	Year Ended December 31
	2010	2011	2012
Expected dividend yield	—	—	—
Expected volatility	128.09%-138.10%	—	—
Risk free interest rate	2.60%	—	—
Expected life	0.0-1.26 years	—	—

Summary of Restricted Stock Units and Changes

A summary of the status of restricted stock units and changes during the year ended December 31, 2012 is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2012	11,164	1.99
Restricted stock units granted	1,461	4.55
Restricted stock units vested	(5,316)	1.75
Restricted stock units forfeited	(291)	2.47

Non-vested at December 31, 2012	7,018	2.68	0.83

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2010, 2011 and 2012.

	Year Ended December 31
	2010	2011	2012
	US $	US $	US$
Cost of sales	188	255	375
Research and development	3,242	5,049	7,055
Sales and marketing	1,440	2,060	2,494
General and administrative	1,188	1,514	1,878

	6,058	8,878	11,802